Income Taxes (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Provision for Income Taxes

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Current Tax
Canada	288	184	791	830
United States	—	—	—	2
Asia Pacific	42	57	144	157
Other International	8	9	32	26
Total Current Tax Expense (Recovery)	338	250	967	1,015
Deferred Tax Expense (Recovery)	(327)	(46)	(520)	(124)
	11	204	447	891